Provisions for employee benefits - Maturity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 786	€ 819
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 341	€ 301
Other benefit plans | Average
Disclosure Of Benefit Plans [Line Items]
Weighted average duration of benefit obligation	2 years 6 months	3 years 1 month 6 days
Other benefit plans | within 1 year
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 94	€ 83
Other benefit plans | Later than one year and not later than two years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	95	80
Other benefit plans | Later than two years and not later than three years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	85	69
Other benefit plans | Later than three years and not later than four years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	30	25
Other benefit plans | Later than four years and not later than five years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	16	11
Other benefit plans | beyond 5 years
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	21	33
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 177	€ 227
Italian defined benefit plans | Average
Disclosure Of Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	7 years 6 months	9 years 9 months 18 days
Italian defined benefit plans | within 1 year
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	€ 14	€ 16
Italian defined benefit plans | Later than one year and not later than two years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	13	16
Italian defined benefit plans | Later than two years and not later than three years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	14	18
Italian defined benefit plans | Later than three years and not later than four years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	17	20
Italian defined benefit plans | Later than four years and not later than five years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	15	20
Italian defined benefit plans | beyond 5 years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	104	137
Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 142	€ 129
Foreign defined benefit plan | Average
Disclosure Of Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	13 years 2 months 12 days	17 years 7 months 6 days
Foreign defined benefit plan | within 1 year
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	€ 29	€ 23
Foreign defined benefit plan | Later than one year and not later than two years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	28	24
Foreign defined benefit plan | Later than two years and not later than three years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	26	29
Foreign defined benefit plan | Later than three years and not later than four years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	35	24
Foreign defined benefit plan | Later than four years and not later than five years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	31	25
Foreign defined benefit plan | beyond 5 years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	(7)	4
FISDE and other foreign medical plans
Disclosure Of Benefit Plans [Line Items]
Net benefit liability (asset)	€ 126	€ 162
FISDE and other foreign medical plans | Average
Disclosure Of Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	11 years 6 months	13 years 7 months 6 days
FISDE and other foreign medical plans | within 1 year
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	€ 7	€ 9
FISDE and other foreign medical plans | Later than one year and not later than two years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | Later than two years and not later than three years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | Later than three years and not later than four years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | Later than four years and not later than five years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	7	7
FISDE and other foreign medical plans | beyond 5 years
Disclosure Of Benefit Plans [Line Items]
Net defined benefit liability (asset)	€ 91	€ 125